Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
April 30, 2025
XS1-NPRT3-0625
1.967990.111
Common Stocks - 95.5%
	Shares	Value ($)
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	32,300	5,896,649
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	460,900	4,290,979
Wheaton Precious Metals Corp (United States) (b)	109,500	9,145,440

TOTAL BRAZIL		13,436,419
CANADA - 0.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (c)	512,000	18,008,763
Groupe Dynamite Inc Subordinate Voting Shares	84,500	815,211
		18,823,974
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	130,800	5,904,312
Secure Waste Infrastructure Corp	27,300	260,009
		6,164,321
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (c)	359,100	30,649,185
IT Services - 0.3%
Shopify Inc Class A (c)	409,200	38,919,414
TOTAL INFORMATION TECHNOLOGY		69,568,599

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	53,600	9,207,408
TOTAL CANADA		103,764,302
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	228,300	13,983,593
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
WeRide Inc ADR	73,700	478,313
Automobiles - 0.3%
BYD Co Ltd H Shares	582,000	27,642,815
Broadline Retail - 0.0%
JD.com Inc ADR	3,090	100,796
TOTAL CONSUMER DISCRETIONARY		28,221,924

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	784,278	1,458,757
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	228,700	2,078,883
TOTAL CHINA		45,743,157
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	129,996	22,156,518
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	37,100	2,465,295
TOTAL DENMARK		24,621,813
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (c)	751,500	18,223,875
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,101	8,399,506
LVMH Moet Hennessy Louis Vuitton SE	9,461	5,240,725

TOTAL FRANCE		13,640,231
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	56,100	2,885,223
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	50,700	14,814,033
TOTAL GERMANY		17,699,256
INDIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	1,375,252	6,618,533
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	57,200	1,260,020
Vodafone Idea Ltd (c)	70,627,924	5,932,353
		7,192,373
TOTAL COMMUNICATION SERVICES		13,810,906

Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (d)(e)	1,852,090	6,174,837
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	5,309,300	14,511,772
MakeMyTrip Ltd (c)	29,000	3,039,780
		17,551,552
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (f)	3,773,640	11,803,058
TOTAL CONSUMER DISCRETIONARY		35,529,447

Consumer Staples - 0.1%
Food Products - 0.1%
Patanjali Foods Ltd	276,000	6,209,617
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	929,698	15,416,068
Reliance Industries Ltd GDR (g)	24,800	1,619,440
		17,035,508
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	81,000	5,887,890
ICICI Bank Ltd ADR	175,300	5,883,068
Kotak Mahindra Bank Ltd	46,200	1,205,837
		12,976,795
Consumer Finance - 0.0%
Bajaj Finance Ltd	11,200	1,141,259
Financial Services - 0.0%
Jio Financial Services Ltd (c)	726,649	2,241,222
TOTAL FINANCIALS		16,359,276

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	22,600	1,196,819
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	320,400	1,112,281
TOTAL INDUSTRIALS		2,309,100

Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	100,100	3,243,903
Metals & Mining - 0.1%
Hindalco Industries Ltd	136,700	1,008,974
Welspun Corp Ltd	521,700	4,743,401
		5,752,375
TOTAL MATERIALS		8,996,278

TOTAL INDIA		100,250,132
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (c)(d)(e)	15,421	32,693
Xsight Labs Ltd warrants 12/30/2031 (c)(d)(e)	22,174	25,277

TOTAL ISRAEL		57,970
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Nintendo Co Ltd	352,500	29,264,553
Industrials - 0.0%
Professional Services - 0.0%
Timee Inc (c)	31,700	380,453
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	241,700	4,609,219
TOTAL JAPAN		34,254,225
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(g)(h)	232,373	4,111,867
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	490,035	90,318,351
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	61,300	8,217,265
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (c)	368,300	17,718,913
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	44,660	5,189,185
TOTAL SWITZERLAND		22,908,098
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	504,100	84,028,429
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (c)	47,000	11,326,530
Flutter Entertainment PLC (United Kingdom) (c)	36,600	8,760,317
		20,086,847
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	91,000	3,963,050
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	142,589	8,083,519
Financial Services - 0.0%
Revolut Group Holdings Ltd (d)(e)	2,322	1,750,393
TOTAL FINANCIALS		9,833,912

TOTAL UNITED KINGDOM		33,883,809
UNITED STATES - 90.3%
Communication Services - 15.8%
Entertainment - 4.4%
Netflix Inc (c)	378,924	428,835,869
ROBLOX Corp Class A (c)	774,700	51,943,635
Spotify Technology SA (c)	65,500	40,215,690
Take-Two Interactive Software Inc (c)	23,100	5,389,692
		526,384,886
Interactive Media & Services - 11.4%
Alphabet Inc Class A	4,071,560	646,563,729
Epic Games Inc (c)(d)(e)	1,076	687,919
Meta Platforms Inc Class A	1,036,510	569,043,990
Reddit Inc Class A (c)	103,100	12,018,367
Reddit Inc Class B (c)	134,285	15,653,602
Snap Inc Class A (c)	14,110,000	112,315,600
		1,356,283,207
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	9,800	2,420,110
TOTAL COMMUNICATION SERVICES		1,885,088,203

Consumer Discretionary - 17.9%
Automobiles - 1.4%
Neutron Holdings Inc (c)(d)(e)	691,699	41,917
Rad Power Bikes Inc (c)(d)(e)	110,210	9,918
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	74,246	16,334
Rivian Automotive Inc Class A (b)(c)	609,095	8,320,238
Tesla Inc (c)	546,305	154,145,419
		162,533,826
Broadline Retail - 8.9%
Amazon.com Inc (c)	5,768,400	1,063,808,328
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Inc (c)	32,800	4,113,776
Duolingo Inc Class A (c)	39,500	15,384,460
		19,498,236
Hotels, Restaurants & Leisure - 1.9%
Brinker International Inc (c)	120,000	16,116,000
Cava Group Inc (c)	72,700	6,719,661
Chipotle Mexican Grill Inc (c)	1,272,200	64,271,544
DraftKings Inc Class A (c)	693,100	23,073,299
Dutch Bros Inc Class A (b)(c)	48,300	2,885,442
Planet Fitness Inc Class A (b)(c)	92,400	8,740,116
Royal Caribbean Cruises Ltd	30,400	6,533,264
Starbucks Corp	857,300	68,626,865
Sweetgreen Inc Class A (b)(c)	943,381	18,377,062
Yum! Brands Inc	78,000	11,734,320
		227,077,573
Household Durables - 0.8%
DR Horton Inc	35,700	4,510,338
Lennar Corp Class A (b)	17,000	1,846,370
PulteGroup Inc	43,400	4,451,972
SharkNinja Inc (c)	933,990	75,186,195
Somnigroup International Inc	102,300	6,246,438
		92,241,313
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	1,978,200	13,629,798
Specialty Retail - 2.8%
Abercrombie & Fitch Co Class A (c)	165,425	11,483,804
Bath & Body Works Inc (b)	161,900	4,939,569
Burlington Stores Inc (b)(c)	33,600	7,561,344
Carvana Co Class A (c)	294,500	71,961,075
Dick's Sporting Goods Inc	23,000	4,318,020
Fanatics Inc Class A (c)(d)(e)	159,285	9,700,457
Five Below Inc (b)(c)	204,384	15,510,702
Home Depot Inc/The	38,700	13,950,963
Lowe's Cos Inc	365,206	81,645,453
O'Reilly Automotive Inc (c)	900	1,273,679
Restoration Hardware Inc (b)(c)	196,604	36,181,034
TJX Cos Inc/The	490,700	63,143,276
Wayfair Inc Class A (c)	318,120	9,594,499
		331,263,875
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd (c)	811,500	12,204,960
Deckers Outdoor Corp (c)	501,096	55,536,470
Lululemon Athletica Inc (c)	466,474	126,307,165
NIKE Inc Class B	328,213	18,511,213
Tory Burch LLC Class A (c)(d)(e)(i)	106,817	3,567,688
Under Armour Inc Class A (c)	1,349,400	7,718,568
VF Corp (b)	264,300	3,139,884
		226,985,948
TOTAL CONSUMER DISCRETIONARY		2,137,038,897

Consumer Staples - 1.6%
Beverages - 0.2%
Celsius Holdings Inc (c)	102,000	3,565,920
Coca-Cola Co/The	353,900	25,675,445
		29,241,365
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc Class A	383,100	8,420,538
BJ's Wholesale Club Holdings Inc (c)	60,900	7,159,404
Costco Wholesale Corp	24,700	24,564,150
Dollar Tree Inc (c)	155,141	12,685,880
Maplebear Inc (c)	29,700	1,184,733
Walmart Inc	470,600	45,765,850
		99,780,555
Food Products - 0.1%
Freshpet Inc (b)(c)	87,800	6,456,812
Household Products - 0.0%
Procter & Gamble Co/The	29,500	4,795,815
Tobacco - 0.5%
JUUL Labs Inc Class A (c)(d)(e)	5,076,784	6,193,676
JUUL Labs Inc Class B (c)(d)(e)	2,450	2,989
Philip Morris International Inc	277,500	47,552,400
		53,749,065
TOTAL CONSUMER STAPLES		194,023,612

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc	24,500	5,662,195
Financials - 3.7%
Capital Markets - 1.2%
Ares Management Corp Class A	92,700	14,139,531
Blue Owl Capital Inc Class A	1,145,800	21,231,674
Charles Schwab Corp/The	178,000	14,489,200
Goldman Sachs Group Inc/The	57,400	31,429,370
KKR & Co Inc Class A	134,100	15,323,607
Moody's Corp	35,600	16,131,072
Morgan Stanley	128,500	14,831,470
Robinhood Markets Inc Class A (c)	396,900	19,491,759
		147,067,683
Consumer Finance - 0.0%
American Express Co	17,300	4,608,893
Financial Services - 2.3%
Affirm Holdings Inc Class A (c)	208,500	10,374,960
Apollo Global Management Inc	180,200	24,593,696
Berkshire Hathaway Inc Class B (c)	7,900	4,212,675
Block Inc Class A (c)	364,100	21,288,927
Fiserv Inc (c)	23,400	4,318,938
Mastercard Inc Class A	266,700	146,167,602
Rocket Cos Inc Class A (b)	287,600	3,712,916
Toast Inc Class A (c)	296,500	10,549,470
Visa Inc Class A	105,700	36,519,350
		261,738,534
Insurance - 0.2%
Progressive Corp/The	100,800	28,399,392
TOTAL FINANCIALS		441,814,502

Health Care - 6.8%
Biotechnology - 1.3%
AbbVie Inc	104,500	20,387,950
Alnylam Pharmaceuticals Inc (c)	39,681	10,445,626
Apogee Therapeutics Inc (c)	51,300	2,013,525
Arcellx Inc (c)	15,400	1,000,230
Avidity Biosciences Inc (c)	37,900	1,237,435
Cibus Inc Class A (b)(c)	32,171	69,168
Exact Sciences Corp (c)	138,307	6,312,331
Gilead Sciences Inc	570,300	60,759,763
Janux Therapeutics Inc (c)	40,100	1,331,320
Legend Biotech Corp ADR (c)	85,600	2,991,720
Moderna Inc (c)	147,600	4,212,504
MoonLake Immunotherapeutics Class A (c)	81,300	3,421,104
Natera Inc (c)	36,100	5,448,573
Regeneron Pharmaceuticals Inc	42,200	25,267,672
Scholar Rock Holding Corp (c)	71,500	2,353,065
Summit Therapeutics Inc (c)	30,100	726,012
Viking Therapeutics Inc (c)	124,500	3,594,315
		151,572,313
Health Care Equipment & Supplies - 1.7%
Blink Health LLC Class A1 (c)(d)(e)	8,180	295,952
Boston Scientific Corp (c)	1,207,900	124,256,673
Glaukos Corp (c)	81,600	7,690,800
Insulet Corp (c)	45,200	11,403,508
Intuitive Surgical Inc (c)	69,300	35,744,940
Kestra Medical Technologies Ltd	74,500	1,792,470
Masimo Corp (c)	24,800	3,991,808
Stryker Corp	51,900	19,406,448
		204,582,599
Health Care Providers & Services - 0.7%
Cardinal Health Inc	118,100	16,686,349
Cencora Inc	33,600	9,833,712
CVS Health Corp	81,300	5,423,523
GeneDx Holdings Corp Class A (c)	137,700	9,205,245
McKesson Corp	26,400	18,817,656
UnitedHealth Group Inc	51,400	21,148,016
		81,114,501
Health Care Technology - 0.0%
Claritev Corp warrants (c)	24,206	0
Waystar Holding Corp (c)	86,500	3,215,205
		3,215,205
Life Sciences Tools & Services - 0.0%
Danaher Corp	19,300	3,847,069
Revvity Inc (b)	4,100	383,063
		4,230,132
Pharmaceuticals - 3.1%
Eli Lilly & Co	407,779	366,572,932
TOTAL HEALTH CARE		811,287,682

Industrials - 3.8%
Aerospace & Defense - 1.7%
Axon Enterprise Inc (c)	39,100	23,980,030
Boeing Co (c)	361,580	66,255,919
GE Aerospace	142,700	28,759,758
Howmet Aerospace Inc	185,600	25,720,448
Space Exploration Technologies Corp (c)(d)(e)	227,030	42,000,550
Space Exploration Technologies Corp Class C (c)(d)(e)	6,860	1,269,100
Standardaero Inc (b)	57,200	1,545,544
		189,531,349
Building Products - 0.1%
AZEK Co Inc/The Class A (c)	138,000	6,839,280
Builders FirstSource Inc (c)	43,700	5,227,831
Trex Co Inc (b)(c)	51,500	2,977,730
		15,044,841
Electrical Equipment - 0.2%
Acuity Inc	17,400	4,238,814
GE Vernova Inc	68,900	25,549,498
		29,788,312
Ground Transportation - 1.3%
Lyft Inc Class A (c)	894,489	11,091,664
Uber Technologies Inc (c)	1,620,100	131,244,301
		142,335,965
Industrial Conglomerates - 0.0%
3M Co	20,400	2,833,764
Machinery - 0.0%
Chart Industries Inc (c)	17,800	2,402,644
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)(c)	104,200	4,612,934
Delta Air Lines Inc	58,600	2,439,518
Southwest Airlines Co	81,200	2,270,352
United Airlines Holdings Inc (c)	108,300	7,453,206
		16,776,010
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc	32,300	5,480,018
FTAI Aviation Ltd	446,600	47,835,326
		53,315,344
TOTAL INDUSTRIALS		452,028,229

Information Technology - 39.6%
Communications Equipment - 0.1%
Lumentum Holdings Inc (c)	122,800	7,250,112
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	277,700	21,369,015
Coherent Corp (c)	198,500	12,767,520
		34,136,535
IT Services - 1.0%
Cloudflare Inc Class A (c)	72,500	8,756,550
Coreweave Inc Class A (f)	538,400	22,235,920
Coreweave Inc Class A	54,600	2,254,980
Coreweave Inc Class A (e)(f)	34,956	1,710,782
Okta Inc Class A (c)	443,400	49,731,744
Snowflake Inc Class A (c)	175,552	27,998,788
Twilio Inc Class A (c)	37,300	3,607,283
		116,296,047
Semiconductors & Semiconductor Equipment - 17.2%
Astera Labs Inc (c)	559,600	36,547,476
Broadcom Inc	1,123,100	216,163,057
GlobalFoundries Inc (c)	525,960	18,445,417
Impinj Inc (c)	53,300	4,910,529
Lam Research Corp	90,500	6,486,135
Marvell Technology Inc	3,757,895	219,348,331
Micron Technology Inc	100,300	7,718,085
Monolithic Power Systems Inc	111,800	66,308,580
NVIDIA Corp	13,508,060	1,471,297,896
ON Semiconductor Corp (c)	231,713	9,199,006
		2,056,424,512
Software - 10.0%
Applied Intuition Inc Class A (d)(e)	5,601	763,920
AppLovin Corp Class A (b)(c)	524,300	141,199,233
Atom Tickets LLC (c)(d)(e)(i)	344,068	3
Cadence Design Systems Inc (c)	4,000	1,190,960
Celestial AI Inc (d)(e)	7,180	110,285
Crowdstrike Holdings Inc Class A (c)	22,100	9,478,027
Datadog Inc Class A (c)	138,300	14,128,728
Figma Inc Class A (d)(e)	43,744	1,038,045
HubSpot Inc (c)	32,392	19,807,708
Life360 Inc (b)(c)	56,400	2,419,560
Microsoft Corp	2,171,500	858,307,091
MicroStrategy Inc Class A (b)(c)	12,900	4,903,419
Monday.com Ltd (c)	24,800	6,968,552
OpenAI Global LLC rights (c)(d)(e)	5,005,573	7,358,192
OpenAI Global LLC rights (c)(d)(e)	1,089,847	1,089,847
Oracle Corp	247,700	34,856,344
Palantir Technologies Inc Class A (c)	45,300	5,365,332
SailPoint Inc	93,700	1,607,892
Servicenow Inc (c)	79,623	76,040,761
Stripe Inc Class B (c)(d)(e)	19,900	706,450
Synopsys Inc (c)	2,600	1,193,426
Tanium Inc Class B (c)(d)(e)	151,000	1,274,440
Zoom Communications Inc Class A (c)	20,300	1,574,062
		1,191,382,277
Technology Hardware, Storage & Peripherals - 11.0%
Apple Inc	6,174,036	1,311,982,650
Sandisk Corp/DE	79,210	2,543,433
		1,314,526,083
TOTAL INFORMATION TECHNOLOGY		4,720,015,566

Materials - 0.5%
Chemicals - 0.1%
Sherwin-Williams Co/The	27,000	9,528,840
Construction Materials - 0.2%
CRH PLC	50,700	4,837,794
James Hardie Industries PLC ADR (c)	183,800	4,363,412
Martin Marietta Materials Inc	15,100	7,912,098
Vulcan Materials Co	36,500	9,575,045
		26,688,349
Metals & Mining - 0.2%
Carpenter Technology Corp	120,272	23,526,406
TOTAL MATERIALS		59,743,595

Real Estate - 0.6%
Health Care REITs - 0.5%
Welltower Inc	365,184	55,723,427
Office REITs - 0.0%
Douglas Emmett Inc	29,500	407,985
Kilroy Realty Corp	47,200	1,487,272
		1,895,257
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (c)	145,400	9,789,782
TOTAL REAL ESTATE		67,408,466

TOTAL UNITED STATES		10,774,110,947
TOTAL COMMON STOCKS (Cost $6,014,920,150)		11,395,166,795

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	433,800	1,177,854
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	115,200	312,791
		1,490,645
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (d)(e)	22,391	23,481
TOTAL UNITED STATES		1,514,126
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $571,391)		1,514,126

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	26,500	1,347,789
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (c)(d)(e)	37,119	7,879,993
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	18,160	3,534,777
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (d)(e)	156,533	4,325,007
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (d)(e)	32,839	2,491,167
Meesho Series E (d)(e)	5,470	414,954
Meesho Series F (c)(d)(e)	5,077	392,858

TOTAL INDIA		3,298,979
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	150,300	512,523
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	140,500	772,750
Xsight Labs Ltd Series E (d)(e)	110,868	789,380
Xsight Labs Ltd Series E1 (d)(e)	51,402	440,001
		2,002,131
TOTAL ISRAEL		2,514,654
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (c)(d)(e)	12,405,800	751,791
Rad Power Bikes Inc Series A (c)(d)(e)	14,368	1,293
Rad Power Bikes Inc Series C (c)(d)(e)	56,537	13,569
Waymo LLC Series A2 (c)(d)(e)	15,200	983,136
Waymo LLC Series C2 (d)(e)	25,928	2,019,532
		3,769,321
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	19,600	621,712
Food Products - 0.0%
AgBiome LLC Series C (c)(d)(e)	266,499	2
Tobacco - 0.0%
JUUL Labs Inc Series C (c)(d)(e)	660,029	805,236
JUUL Labs Inc Series D (c)(d)(e)	5,110	6,234
		811,470
TOTAL CONSUMER STAPLES		1,433,184

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)(e)	65,000	767,000
Tenstorrent Holdings Inc Series D1 (d)(e)	18,067	1,245,720
		2,012,720
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (c)(d)(e)	1,069	200,876
Castle Creek Biosciences Inc Series D2 (c)(d)(e)	642	114,911
Neurona Therapeutics Inc Series F (d)(e)	328,100	675,886
		991,673
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (c)(d)(e)	27,197	983,988
Blink Health LLC Series D (d)(e)	5,797	209,735
		1,193,723
TOTAL HEALTH CARE		2,185,396

Industrials - 1.2%
Aerospace & Defense - 1.2%
Anduril Industries Inc Series F (d)(e)	87,397	3,572,789
Anduril Industries Inc Series G (d)(e)	41,100	1,680,168
Space Exploration Technologies Corp Series G (c)(d)(e)	43,447	80,376,951
Space Exploration Technologies Corp Series H (c)(d)(e)	6,348	11,743,800
Space Exploration Technologies Corp Series J (c)(d)(e)	5,376	9,945,600
Space Exploration Technologies Corp Series N (c)(d)(e)	12,799	23,678,150
		130,997,458
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (d)(e)	46,703	1,528,123
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	12,033	1,042,298
Beta Technologies Inc Series C, 6% (d)(e)	4,429	393,694
		1,435,992
TOTAL INDUSTRIALS		133,961,573

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp Series E (c)(d)(e)	1,441,706	706,436
Frore Systems Inc Series C (d)(e)	63,198	903,099
		1,609,535
IT Services - 0.3%
X.Ai Holdings Corp Series B (d)(e)	635,731	23,242,325
X.Ai Holdings Corp Series C (d)(e)	116,978	4,276,716
		27,519,041
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series D (d)(e)	37,600	1,016,704
Danger Devices Inc Series B (d)(e)	719,800	647,820
Rexford Industrial Realty Inc 5.625% Series C (c)(d)(e)	168,905	1,464,407
Rexford Industrial Realty Inc 5.875% Series D (e)	30,943	285,913
		3,414,844
Software - 0.3%
Anthropic PBC Series D (d)(e)	67,650	3,567,861
Anthropic PBC Series E (d)(e)	6,400	323,392
Applied Intuition Inc Series A2 (d)(e)	7,292	994,556
Applied Intuition Inc Series B2 (d)(e)	3,516	479,547
Celestial AI Inc Series A (d)(e)	45,773	703,073
Celestial AI Inc Series B (d)(e)	34,443	529,044
Celestial AI Inc Series C1 (d)(e)	137,971	2,119,235
Crusoe Energy Systems LLC Series D (d)(e)	52,338	1,137,305
Databricks Inc Series G (c)(d)(e)	51,900	4,354,410
Databricks Inc Series I (c)(d)(e)	1,191	99,925
Databricks Inc Series J (d)(e)	32,584	2,733,798
Dataminr Inc Series D, 8% (c)(d)(e)	115,901	1,185,667
Lyte Ai Inc Series B (d)(e)	117,675	1,305,016
MOLOCO Inc Series A (c)(d)(e)	19,537	1,112,437
Nuro Inc/CA Series E (d)(e)	75,109	960,644
Runway AI Inc Series D (d)(e)	91,910	896,122
Stripe Inc Series H (c)(d)(e)	8,700	308,850
Stripe Inc Series I (c)(d)(e)	135,124	4,796,902
		27,607,784
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(d)(e)	77,697	4,525,850
Lightmatter Inc Series C2 (c)(d)(e)	12,204	728,701
Lightmatter Inc Series D (d)(e)	62,356	4,646,769
		9,901,320
TOTAL INFORMATION TECHNOLOGY		70,052,524

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	125,000	2,710,000
TOTAL UNITED STATES		216,124,718
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $105,653,543)		239,025,917

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (c)(d)(e) (Cost $3,185,523)	9,636	1,872,564

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	74,246	67,957
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (d)(e)(j)	1,206,900	1,230,797
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(j)	80,121	72,046
TOTAL UNITED STATES		1,370,800
TOTAL PREFERRED SECURITIES (Cost $1,361,267)		1,370,800

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.33	259,143,653	259,195,482
Fidelity Securities Lending Cash Central Fund (l)(m)	4.33	40,871,530	40,875,616
TOTAL MONEY MARKET FUNDS (Cost $300,071,098)			300,071,098

U.S. Treasury Obligations - 0.4%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/26/2025 (n) (Cost $43,881,766)	4.24	44,170,000	43,878,823

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,469,644,738)	11,982,900,123
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(48,495,074)
NET ASSETS - 100.0%	11,934,405,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	365	Jun 2025	143,507,050	1,570,366	1,570,366
CME E-Mini S&P 500 Index Contracts (United States)	408	Jun 2025	113,974,800	(1,469,456)	(1,469,456)

TOTAL FUTURES CONTRACTS					100,910
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $329,067,133 or 2.8% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $35,749,760 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,731,307 or 0.0% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,308,686 or 0.0% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,056,908.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Akeana Series C	1/23/24	829,452

Alif Semiconductor Series D	4/11/25	1,015,843

Anduril Industries Inc Series F	8/07/24	1,899,714

Anduril Industries Inc Series G	4/17/25	1,680,283

Ant International Co Ltd Class C	5/16/18	2,989,179

Anthropic PBC Series D	5/31/24	2,029,804

Anthropic PBC Series E	2/14/25	358,954

Applied Intuition Inc Class A	7/02/24	334,351

Applied Intuition Inc Series A2	7/02/24	435,295

Applied Intuition Inc Series B2	7/02/24	209,887

Atom Tickets LLC	8/15/17	2,293,324

Beta Technologies Inc Series A	4/09/21	881,658

Beta Technologies Inc Series C, 6%	10/24/24	506,988

Blink Health LLC Class A1	12/30/20 - 6/17/24	233,946

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Blink Health LLC Series D	6/17/24 - 6/25/24	243,474

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd Series E1	11/18/20	4,067,284

Castle Creek Biosciences Inc Series A4	9/29/16	3,185,523

Castle Creek Biosciences Inc Series B	10/09/18	440,268

Castle Creek Biosciences Inc Series D2	6/28/21	110,200

Celestial AI Inc	2/25/25	106,377

Celestial AI Inc Series A	2/25/25	678,159

Celestial AI Inc Series B	2/25/25	510,297

Celestial AI Inc Series C1	2/25/25	2,404,862

Crusoe Energy Systems LLC Series D	12/10/24	1,526,796

Danger Devices Inc Series B	3/05/25	648,180

Databricks Inc Series G	2/01/21	3,068,465

Databricks Inc Series I	9/14/23	87,539

Databricks Inc Series J	12/17/24	3,014,020

Dataminr Inc Series D, 8%	3/06/15	1,477,738

Diamond Foundry Inc Series C	3/15/21	3,000,000

Element Labs Inc Series A	2/11/25	554,396

Enevate Corp 10% 5/12/2025	11/12/24	22,391

Enevate Corp 6%	11/02/23 - 10/31/24	80,121

Enevate Corp Series E	1/29/21	1,598,398

Epic Games Inc	7/30/20	618,700

Fanatics Inc Class A	8/13/20	2,754,038

Figma Inc Class A	5/15/24	1,014,555

Frore Systems Inc Series C	5/10/24	1,015,617

GoBrands Inc Series G	3/02/21	4,894,459

HeartFlow Inc 0%	3/26/25	1,206,900

JUUL Labs Inc Class A	2/23/24	5,152,783

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

Lenskart Solutions Pvt Ltd	4/30/24	5,104,010

Lightmatter Inc Series C1	5/19/23	1,278,644

Lightmatter Inc Series C2	12/18/23	317,326

Lightmatter Inc Series D	10/11/24	5,002,853

Lyte Ai Inc Series B	8/13/24	1,492,837

Meesho Series D2	7/15/24	1,838,984

Meesho Series E	7/15/24	306,320

Meesho Series F	7/15/24	284,312

MOLOCO Inc Series A	6/26/23	1,172,220

Neurona Therapeutics Inc Series F	3/28/25	675,886

Neutron Holdings Inc	2/04/21	6,918

Neutron Holdings Inc 4% 5/22/2027	6/04/20	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	115,200

Neutron Holdings Inc Series 1C	7/03/18	2,268,276

Nuro Inc/CA Series E	4/01/25	960,906

OpenAI Global LLC rights	9/30/24	5,005,573

OpenAI Global LLC rights	4/11/25	1,089,847

Oura Health Oy Series D	12/18/24	4,021,333

Rad Power Bikes Inc	1/21/21	531,635

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	74,246

Rad Power Bikes Inc Series A	1/21/21	69,309

Rad Power Bikes Inc Series C	1/21/21	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Revolut Group Holdings Ltd	12/27/24	2,019,587

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	1,314,385

Runway AI Inc Series D	9/06/24	996,468

Space Exploration Technologies Corp	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp Class C	9/11/17	92,610

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp Series H	8/04/17	856,980

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	3,455,730

Stripe Inc Class B	5/18/21	798,555

Stripe Inc Series H	3/15/21	349,088

Stripe Inc Series I	3/20/23 - 5/12/23	2,720,606

Taalas Inc Series B	2/19/25	1,455,205

Tanium Inc Class B	4/21/17	749,609

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,424,157

Tory Burch LLC Class A	5/14/15	7,786,367

Waymo LLC Series A2	5/08/20	1,305,181

Waymo LLC Series C2	10/18/24	2,027,603

X.Ai Holdings Corp Series B	5/13/24	7,609,700

X.Ai Holdings Corp Series C	11/22/24	2,532,574

Xsight Labs Ltd Series D	2/16/21	1,123,438

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	886,945

Xsight Labs Ltd Series E1	1/11/24	411,010

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/31/24	0

Zipline International Inc Series G	6/07/24	1,959,018

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Aditya Birla Fashion and Retail Ltd	9/15/2025

Coreweave Inc Class A	9/24/2025

Coreweave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,532,626	2,964,645,395	2,749,982,539	3,529,973	-	-	259,195,482	259,143,653	0.4%
Fidelity Securities Lending Cash Central Fund	21,447,503	380,761,231	361,333,118	119,072	-	-	40,875,616	40,871,530	0.1%
Total	65,980,129	3,345,406,626	3,111,315,657	3,649,045	-	-	300,071,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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